Investments - Narrative (Details)								1 Months Ended	3 Months Ended								9 Months Ended	12 Months Ended
	Apr. 02, 2015 USD ($)	Oct. 01, 2014 USD ($)	Apr. 01, 2014 USD ($)	Dec. 31, 2012 USD ($)	Jul. 29, 2011 USD ($)	Oct. 27, 2009 USD ($)	Jul. 29, 2008 USD ($) lease	Jan. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 29, 2015 USD ($)	Dec. 28, 2014 USD ($)	Sep. 28, 2014 USD ($)	Jun. 29, 2014 USD ($)	Mar. 30, 2014 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 28, 2014 USD ($)		Dec. 29, 2013 USD ($)	Jan. 01, 2018 USD ($)	Nov. 25, 2015 USD ($)	Sep. 02, 2015 USD ($)	Aug. 04, 2014 shares	Oct. 14, 2009 USD ($)	Aug. 21, 2009
Schedule of Equity Method Investments [Line Items]
Amortization of basis difference																		$ (54,248,000)	$ (142,335,000)	[1]	$ (98,287,000)
Weighted average remaining useful life, years																		16 years
Equity method investments									$ 1,668,316,000				$ 1,689,996,000					$ 1,668,316,000	1,689,996,000
Income on equity investments, net									27,125,000	$ 36,987,000	$ 45,913,000	$ 36,934,000	38,938,000	$ 40,559,000	$ 118,953,000	$ 38,263,000		146,959,000	236,713,000		145,241,000
Distributions from equity investments																		10,328,000	180,521,000		53,871,000
Write-downs of investments																		0	0		0
Cost method investments									20,868,000				18,238,000					20,868,000	18,238,000
Deferred Tax Liabilities, Investments									$ 418,908,000				442,554,000					$ 418,908,000	442,554,000
Television Food Network, G.P.
Schedule of Equity Method Investments [Line Items]
Ownership in equity method investment, percent									31.30%									31.30%
Equity method investments									$ 1,314,000,000				1,354,000,000					$ 1,314,000,000	1,354,000,000
Income on equity investments, net																		126,000,000	122,000,000		96,000,000
Distributions from equity investments								$ 12,000,000										$ 164,000,000	189,000,000		154,000,000
CareerBuilder, LLC
Schedule of Equity Method Investments [Line Items]
Ownership in equity method investment, percent									32.10%									32.10%
Equity method investments									$ 331,000,000				328,000,000					$ 331,000,000	328,000,000
Income on equity investments, net																		21,000,000	39,000,000		28,000,000
Distributions from equity investments																		$ 16,000,000	14,000,000		29,000,000
Operating revenues																			24,000,000		44,000,000
Dose Media, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership in equity method investment, percent									25.00%									25.00%
Equity Method Investment, Aggregate Cost																							$ 15,000,000
Classified Ventures LLC
Schedule of Equity Method Investments [Line Items]
Amortization of basis difference																			(85,000,000)
Ownership in equity method investment, percent		27.80%
Income on equity investments, net			$ 72,000,000																77,000,000		23,000,000
Distributions from equity investments		$ 6,000,000																	166,000,000		25,000,000
Operating revenues																			44,000,000		71,000,000
Equity Method Investment, Value At Time Of Transaction		2,500,000,000
Gross proceeds from sale of equity method investment paid to selling partners		1,800,000,000
Company's portion of proceeds from sale of equity method investment, before tax	$ 8,000,000	686,000,000
Company's portion of proceeds from sale of equity method investment, after tax		426,000,000
Company's portion of proceeds from sale of equity method investment held in escrow		$ 28,000,000
Pretax gain recognized on sale of equity method investment																			372,000,000
Cash proceeds from sale of business			585,000,000
Cash proceeds from sale of equity method investment			$ 160,000,000
CareerBuilder, LLC and Classified Ventures, LLC
Schedule of Equity Method Investments [Line Items]
Distributions from equity investments, return on investment																		$ 10,000,000	181,000,000		54,000,000
Apartments.com
Schedule of Equity Method Investments [Line Items]
Amortization of basis difference																			(85,000,000)
Distributions from equity investments, return on investment																			160,000,000
Tribune Publishing Company
Schedule of Equity Method Investments [Line Items]
Common stock retained by the Company in the Publishing Spin-off, shares | shares																									381,354
Common stock owned by the Company, percent																									1.50%
Fair value of available-for-sale securities									$ 4,000,000				9,000,000					4,000,000	9,000,000
Cost basis of available-for-sale securities									0				0					0	0
Gross unrealized holding gain of available-for-sale securities									4,000,000									$ 4,000,000
Comcast SportsNet Chicago, LLC
Schedule of Equity Method Investments [Line Items]
Common stock owned by the Company, percent																											25.34%
New Cubs LLC
Schedule of Equity Method Investments [Line Items]
Common stock owned by the Company, percent						5.00%
Special cash distribution received						$ 705,000,000
Cost method investment, accounts receivables and other items retained by Company																										$ 740,000,000
Investment owned, percent						95.00%
Cost Method Investments, Additional Information																		7500000
Cost method investments									15,000,000				8,000,000					$ 15,000,000	8,000,000
Deferred Tax Liabilities, Investments									$ 164,000,000				174,000,000					164,000,000	174,000,000
Newsday Holdings LLC
Schedule of Equity Method Investments [Line Items]
Investment, Cash Contribution							$ 35,000,000
Cost Method Investments, Notes Receivable							$ 650,000,000
Newsday LLC
Schedule of Equity Method Investments [Line Items]
Common stock owned by the Company, percent							3.00%																	3.00%
Special cash distribution received							$ 612,000,000
Investment owned, percent							97.00%
Proceeds from Cost Method Investments, Prepaid Rent							$ 18,000,000
Number of Leases | lease							2
Proceeds from Sale of Cost Method Investment																	$ 8,000,000
Realized Gain (Loss) on Marketable Securities, Cost Method Investments, and Other Investments																	$ 3,000,000	$ 3,000,000
Deferred Tax Liabilities, Investments													110,000,000						110,000,000					$ 101,000,000
TKG Internet Holdings II LLC
Schedule of Equity Method Investments [Line Items]
Ownership in equity method investment, percent									43.00%									43.00%
Payment Guarantee | New Cubs LLC
Schedule of Equity Method Investments [Line Items]
Maximum Identification Amount						$ 699,000,000
Indemnification Agreement | Newsday LLC
Schedule of Equity Method Investments [Line Items]
Maximum Identification Amount							$ 650,000,000						$ 425,000,000						425,000,000
Reduction in Maximum Identification Amount after third anniversary					$ 120,000,000
Maximum Indemnification Amount reduction, per year					$ 35,000,000
Dreamcatcher Credit Facility | Newsday Holdings LLC and Newsday LLC
Schedule of Equity Method Investments [Line Items]
Proceeds from Lines of Credit							650,000,000
Face amount of debt							$ 650,000,000
Predecessor
Schedule of Equity Method Investments [Line Items]
Distributions from equity investments, return on investment				$ 0
Income on equity investments, net				0
Distributions from equity investments				0
Operating revenues				0
Predecessor | Revaluation of Assets
Schedule of Equity Method Investments [Line Items]
Fair value adjustments to investments				1,615,000,000
Company's share of increases in carrying value of investees' amortization intangible assets				1,108,000,000
Company's share of increases attributable to goodwill and other identifiable intangibles not subject to amortization				507,000,000
Successor
Schedule of Equity Method Investments [Line Items]
Aggregate fair value of investments as of Effective Date				$ 2,224,313,000
Distributions from equity investments, return on investment																		$ 10,328,000	180,521,000		53,871,000
Income on equity investments, net																		146,959,000	236,713,000		145,241,000
Distributions from equity investments																		$ 169,879,000	189,789,000		154,123,000
Operating revenues																			$ 970,501,000	[2]	$ 1,755,989,000
Forecast | Indemnification Agreement | Newsday LLC
Schedule of Equity Method Investments [Line Items]
Maximum Identification Amount																						$ 0

[1]	(1) Amortization of basis difference for the year ended December 28, 2014 includes $85 million related to the sale by CV of its Apartments.com business.
[2]	Results of operations for the Tribune Publishing businesses are reflected through August 4, 2014, the date of the Publishing Spin-off.